Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Amounts Charged to Income for Employees Incentive Compensation Plans
The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2013		2012		2011
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$234.5	$152.4	$207.0	$134.6	$196.1	$127.5
Equity	64.9	42.2	63.4	41.2	50.5	32.8

Assets Held in Deferral Plan Irrevocable Grantor Trust Account
The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2013	2012
Progressive common shares[1]	$57.1	$53.3
Other investment funds[2]	113.1	73.4
Total	$170.2	$126.7
[1] Includes 2.5 million and 1.3 million common shares as of December 31, 2013 and 2012, respectively, to be distributed in common shares.
[2] Amount is included in other assets on the balance sheet.

Director
Summary of Restricted Stock Activity
A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2013		2012		2011
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	92,957	$21.41	94,106	$21.80	109,545	$20.86
Add (deduct):
Granted	93,254	26.19	92,957	21.41	94,106	21.80
Vested	(92,957)	21.41	(94,106)	21.80	(109,545)	20.86
End of year	93,254	$26.19	92,957	$21.41	94,106	$21.80
Available, end of year[1]	476,884		570,138		663,095

[1] Represents shares available under the 2003 Directors Equity Incentive Plan.

Summary of Stock Option Activity
A summary of all stock option activity for both current and former directors during the years ended December 31, follows:

	2012		2011
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	36,237	$12.51	120,125	$10.34
Deduct:
Exercised	(36,237)	12.51	(83,888)	9.41
End of year	0	$0	36,237	$12.51
Exercisable, end of year[1]	0	$0	36,237	$12.51

[1] The 1998 Directors’ Stock Option Plan has expired.

Employee
Summary of Restricted Stock Activity
A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2013		2012		2011
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	11,625,981	$17.80	12,296,847	$16.86	11,681,826	$16.55
Add (deduct):
Granted[2]	2,738,809	22.73	2,680,229	19.11	2,483,461	20.03
Vested	(4,293,605)	15.54	(3,188,111)	15.23	(1,571,237)	19.88
Forfeited	(152,610)	18.28	(162,984)	17.93	(297,203)	15.41
End of year[3,4]	9,918,575	$20.13	11,625,981	$17.80	12,296,847	$16.86
Available, end of year[5]	11,139,779		15,624,677		18,141,922

[1] Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
2 In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2013, 2012, and 2011, the number granted includes 161,077, 440,029, and 55,288 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.
3 At December 31, 2013, the number of shares included 2,935,985 performance-based awards at their target amounts. We expect 3,898,809 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.
4 At December 31, 2013, the total unrecognized compensation cost related to unvested equity awards was $84.6 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.2 years.
[5] Represents shares available under the 2010 Incentive Plan; the 2003 Incentive Plan expired on January 31, 2013, and the remaining 1,898,699 shares thereunder are no longer available for future issuance, however, dividend equivalents will be issued on outstanding awards up to the remaining authorization amount.

Summary of Stock Option Activity
The following table is a summary of all employee stock option activity during the year ended December 31, 2011. All non-qualified stock options vested on or before January 1, 2007 and expired on December 31, 2011. All options granted had an exercise price equal to the market value of the common shares on the date of grant.

	2011
Options Outstanding	Number of Shares	Weighted Average Exercise Price
Beginning of year	1,916,416	$11.31
Deduct:
Exercised	(1,913,552)	11.31
Forfeited	(2,864)	11.28
End of year	0	$0
Exercisable, end of year	0	$0